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[FORETHOUGHT LIFE]

January 4, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8269

Attention: Division of Investment Management

Re:	Forethought Life Insurance Company Separate Account A (“Registrant”)
	File No. 333-182946	ForeRetirement Variable Annuity’
Huntington ForeRetirement Variable Annuity

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                  The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                  The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 31, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1522.

Very truly yours,

/s/ E. L. Gioia

E. L. Gioia
Senior Counsel